Description of business and basis of preparation of the consolidated financial statements - Intra group transactions (Details) - Adjustments for Early Adoption Of Amendments To IFRS 9, IFRS7 and IAS 39, Interest Rate Benchmark Reform [Member]
€ in Millions
Dec. 31, 2019 EUR (€)
Perpetual bonds redeemable for shares [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 818
Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	348
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 1,195